Supplement to the currently effective Statement of Additional Information for the listed Portfolio:

DWS Balanced VIP

--------------------------------------------------------------------------------

The following information supplements the "Management of the Funds" section of the above Portfolio's current Statement of Additional Information.


Portfolio Ownership of Portfolio Managers. For Portfolios managed by the Advisor or an affiliated Advisor, the following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's management team in the applicable Portfolio as well as in all DWS Funds as a group (i.e. those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of October 31, 2007 for Matthias Knerr.


                                  Name of                  Dollar Range of         Dollar Range of All
Name of Portfolio            Portfolio Manager         Portfolio Shares Owned    DWS Fund Shares Owned
-----------------            -----------------         ----------------------    ---------------------
Balanced                        Matthias Knerr                   $0               $500,001 - $1,00,000

Conflicts of Interest. In addition to managing the assets of the Portfolios, the portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies
(or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of October 31, 2007 for Matthias Knerr.

Other SEC Registered Investment Companies Managed:

                                                                                            Number of
                                                                                            Investment
                                                        Number of      Total Assets of       Company        Total Assets of
                                                        Registered       Registered       Accounts with       Performance-
                              Name of Portfolio         Investment       Investment        Performance-        Based Fee
Name of Portfolio                  Manager              Companies         Companies         Based Fee           Accounts
-----------------                  -------              ---------         ---------         ---------           --------

Balanced                   Matthias Knerr                   4          $3,908,616,290           0                 $0









Other Pooled Investment Vehicles Managed:

                                                                                             Number of
                                                                                              Pooled
                                                                                            Investment        Total Assets
                                                        Number of      Total Assets of       Vehicle               of
                                                          Pooled           Pooled         Accounts with       Performance-
                              Name of Portfolio         Investment       Investment        Performance-        Based Fee
Name of Portfolio                  Manager               Vehicles         Vehicles          Based Fee           Accounts
-----------------                  -------               --------         --------          ---------           --------

Balanced                      Matthias Knerr                   4          $92,233,860              0                 $0

Other Accounts Managed:

                                                                                            Number of
                                                                                              Other          Total Assets of
                                                        Number of                         Accounts with       Performance-
                              Name of Portfolio           Other        Total Assets of     Performance-        Based Fee
Name of Portfolio                  Manager               Accounts      Other Accounts       Based Fee           Accounts
-----------------                  -------               --------      --------------       ---------           --------

Balanced                      Matthias Knerr                   2          $120,181,881             0                 $0


               Please Retain This Supplement for Future Reference

February 8, 2008